Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

In April 2019, to facilitate the Company’s planned uplisting to the NASDAQ Stock Market and related potential future issuances and sales of equity securities for ordinary corporate finance and general corporate purposes and as recommended by the Board of Directors (“Board”), the Company’s stockholders approved an amendment to the Company’s Articles of Incorporation to effect a reverse split of its outstanding Class A common stock in the range of 50:1 to 200:1, as determined by the Board. Following that approval, the Company filed a Registration Statement on Form S-1 (Registration No. 333-231136) (the “S-1 Registration Statement”) pursuant to which it anticipates completing an offering of equity securities with proceeds sufficient to enable the launch and completion of the BIV201 Phase 2b study and fund internal operations for at least the next twelve months.

10. Subsequent Events

On July 3, 2018, BioVie, Inc., the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holdings, LLC (“Acuitas”) and certain other purchasers identified in the Purchase Agreement (together with Acuitas, the “Purchasers”) pursuant to which (i) the Purchasers agreed to purchase an aggregate of 2,133,332 shares of the Company’s newly created Series A Convertible Preferred Stock (the “Preferred Stock”) at a price per share of $1.50 per share of Preferred Stock (the “Initial Sale”) and (ii) the Company will issue associated warrants (the “Warrants”) to purchase 213,333,200 shares of the Company’s Class A Common Stock (the “Common Stock”), each subject to the terms and conditions set forth in the Purchase Agreement, for an aggregate consideration of $3.2 million. Acuitas also received an additional 833,333 Warrants in connection with the payoff of a note issued by the Company in favor of Acuitas. The Initial Sale and issuance of the Warrants occurred on July 3, 2018. In addition, Acuitas has the option to purchase up to an additional 200,000,000 shares of Common Stock at a price per share of $0.015, and associated warrants on the same terms as the Warrants, within two weeks following the one year anniversary of the closing of the Initial Sale (the “Subsequent Sale”) in the event that the Company has not obtained $3,000,000 of funding through various non-dilutive grants prior to the one year anniversary of the closing of the Initial Sale.

Each share of Preferred Stock automatically converted into 100 shares of Common Stock upon the filing with the Secretary of State of the State of Nevada of a Certificate of Amendment to the Company’s Articles of Incorporation (the “Amendment”) on August 13, 2018 that increased the number of authorized shares of Common Stock to 800,000,000. The Amendment was approved by the written consent of the holders of more than a majority of the Company’s issued and outstanding Common Stock on July 3, 2018, and was filed with the Secretary of State of the State of Nevada 20 calendar days following the distribution of the Company’s Definitive Information to be filed with the Securities and Exchange Commission.

See the heading “Series A Convertible Preferred Stock” below for additional information related to the Preferred Stock. The purchase price of the Preferred Stock in the Initial Sale, the exercise price of the Warrants, and the Common Stock in the Subsequent Sale is subject to adjustment. First, in the event that the volume weighted average price of the Common Stock during the five-trading day period following July 3, 2018 is less than $0.015 per share, the price per share of Common Stock, the associated conversion ratio of the Preferred Stock, and the exercise price of the Warrants shall be retroactively adjusted to reflect such lower price. Second, in the event that Mallinckrodt Pharmaceuticals Ireland Limited prevails in any proceeding which results in the useful life of the Company’s current intellectual property rights being reduced by more than 75 percent, then the price per share of Common Stock, the associated conversion ratio of the Preferred Stock, and the exercise price of the Warrants shall be retroactively adjusted to 50 percent of the then-effective price per share of Common Stock under the Purchase Agreement (for example, if the then-effective price per share of Common Stock is $0.015, then following such event, the price per share will be $0.0075). In each case, the Company may be required to issue additional shares of Common Stock, but in no event will the Company be required to pay cash, to reflect such lower price per share.

The Purchase Agreement contained customary representations and warranties. In connection with the disclosure schedule associated with the representations and warranties, the Company also disclosed customary information, including the following: (i) the existence of the Mallinckrodt Pharmaceuticals Ireland Limited petition before the US Patent Trial and Appeal Board, (ii) the current capitalization of the Company, (iii) the Company’s obligation to pay a royalty on the net sales of BIV201 (continuous infusion terlipressin) in the amount of five percent to be allocated four percent to LAT Pharma LLC members, 0.4 percent to PharmaIn Corporation and 0.6 percent to The Barrett Edge, Inc. pursuant to the Agreement and Plan of Merger, dated April 11, 2016, by and between LAT Pharma LLC and the Company, (iv) the Company’s obligation to pay a royalty of five percent on net sales of all terlipressin products covered by specified patents up to a maximum of $200,000 per year pursuant to the Technology Transfer Agreement, dated July 25, 2016, by and between the Company and the University of Padova (Italy), and (v) certain recent issuances of Common Stock by the Company.

Pursuant to the Purchase Agreement, Terren Peizer, the Chairman of Acuitas, was appointed as a member of the Company’s Board of Directors (the “Board”) and as the Chief Executive Officer of the Company, effective July 3, 2018. The issuance of the Preferred Stock, the Warrants and the underlying common stock under the Purchase Agreement is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

On July 9, 2018, Elliot Ehrlich entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of his accrued salary dated March 23, 2017 totaling the amount of $222,028.13 and received the settled sum of $22,203 and 222,028 common shares in satisfaction. This settlement reduced the Company’s debt by $222,028.13.

On July 9, 2018, Jonathan Adams entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of his accrued salary dated March 23, 2017 and subsequent unpaid salary, totaling the amount of $513,889, and received the settled sum of $25,694 in satisfaction. This settlement reduced the Company’s debt by $513,889.

On July 19, 2018, Geis-Hides Consulting LLC entered into an Accord and Debt Satisfaction Agreement with the Company in which the consulting firm agreed to release the Company from all liabilities arising from the Original Contract and Debt Repayment Plan dated December 15, 2013 totaling $130,000 and received the settled sum of $65,000 and 260,000 common shares in satisfaction. This settlement reduced the Company’s debt by $130,000.

As a result of the conversion of the Series A Preferred Stock in July 2018, the exercise of warrants to purchase 2,500,000 shares of common stock was reduced from $0.15 per share to $0.015 per share. On August 4, 2018, the Company issued 2,241,913 shares of common stock pursuant to a cash less exercise of warrants to purchase 2,500,000 shares at an exercise price of $0.015 per share.

On August 8, 2018, Barrett Ehrlich on behalf of The Barrett Edge Inc. (“Barrett”) entered into an Accord and Debt Satisfaction Agreement with the Company in which Barrett agreed to release the Company from all liabilities including the original contract to defer payment of Barrett’s accrued salary dated March 23, 2017, loan to the Company for $14,000, and subsequent unpaid consulting fees, totaling $493,333, and received the settled sum of $131,333 and 493,333 common shares in satisfaction. This settlement reduced the Company’s debt by $507,333.